Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
System implementation costs and severance costs	Systems implementation costs and severance costs were included in general and administrative expense in amounts as follows (in thousands):

	2017	2016
Expensed pursuit costs	$5,066	$1,016
General and administrative expense	1,011	4,001

Schedule of Property Deprecation
The properties are recorded at cost and are depreciated using the straight line method over their estimated useful lives. The estimated useful lives are as follows:

Building and improvements	40 years (blended)
Capital improvements	15 - 20 years
Equipment	5 - 10 years
Tenant improvements	Term of the related lease

Schedule of Adjustment to Previously Reported Consolidated Financial Statements	Previously, development service fee income relating to its unconsolidated joint ventures had been classified as other income and development service fee expense had been classified as general and administrative expense in amounts as follows:

Nine months ended
September 30, 2016
(unaudited)
Other income	$3,789
General and administrative expense	$3,210

Schedule of Fair Value of Mortgage Loans and Unsecured Notes
The following summarizes the fair value of the Company's mortgage loans and unsecured notes at December 31, 2018 and December 31, 2017 (in thousands):

	Mortgage Loans		Unsecured Notes
	Carrying Value	Fair Value	Carrying Value	Fair Value
As of December 31, 2018	$395,202	$397,167	$2,285,698	$2,295,699
As of December 31, 2017	$267,093	$267,298	$2,283,513	$2,359,998